Equity Incentive Plans - Summary of Assumptions under Black-Scholes Option Pricing Model to Estimate Stock-based Compensation Expense for Stock Option Awards (Details) - Outstanding Stock Option Awards
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	74.00%	72.00%
Expected volatility, Maximum	75.00%	77.74%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate, Minimum	1.91%	0.56%
Risk-free interest rate, Maximum	4.23%	1.34%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 11 months 19 days	5 years 5 months 23 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 3 days	6 years 14 days